Revenues from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 132,824	$ 129,930	$ 271,302	$ 258,215
Time Charters
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,573	121,581	252,467	242,283
Cool Pool Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,047	8,023	18,452	15,378
Net pool allocation	6,958	492	15,611	1,320
Vessel Management Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 204	$ 326	$ 383	$ 554